TRANSACTIONS WITH RELATED PARTIES (Tene) (Details) (Tene [Member])	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 ILS	Dec. 31, 2006 ILS
Related Party Transaction [Line Items]
Expenses with related party	$ 0	$ 0	$ 161,000
Compensation expenses related to bonus paid	810,000
Agreement amount				870,000	600,000
Management fee, percentage				1.58%	1.00%
Interest rate	3.50%